Significant Accounting Policies - Foreign Currencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($) $ / $ € / $ $ / $ C$ / $ $ / $ ₡ / $ $ / $ R$ / $ Q / $ $ / € $ / $ $ / $ S/ / $	Dec. 31, 2020 MXN ($) S/ / $ $ / $ $ / $ R$ / $ Q / $ $ / $ C$ / $ $ / $ ₡ / $ € / $ $ / $ $ / $ $ / €	Dec. 31, 2019 MXN ($) ₡ / $ C$ / $ R$ / $ € / $ S/ / $ $ / $ $ / $ $ / $ $ / $ $ / $ Q / $	Apr. 08, 2022 $ / € $ / $
Disclosure of significant accounting policies [line items]
Goodwill recognised as of acquisition date | $	$ 0
Interest income on loans and receivables | $	$ 0	$ 0	$ 0
Exchange Rate as of	20.5140
Impairment charge, intangibles | $		$ 375
Guatemala, Quetzal | Guatemala
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Quetzal
Average Exchange Rate for | Q / $	2.62	2.78	2.50
Exchange Rate as of | Q / $	2.67	2.56
Costa Rica, Colon | Costa Rica
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colon
Average Exchange Rate for | ₡ / $	0.03	0.04	0.03
Exchange Rate as of | ₡ / $	0.03	0.03
U S dollar
Disclosure of significant accounting policies [line items]
Exchange Rate as of	20.5835	19.9487		20.0665
U S dollar | Panama
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	20.28	21.49	19.26
Exchange Rate as of	20.58	19.95
U S dollar | Ecuador
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	20.28	21.49	19.26
Exchange Rate as of	20.58	19.95
U S dollar | United States
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	20.28	21.49
Exchange Rate as of	20.58	19.95
Colombian peso | Colombia
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colombian peso
Average Exchange Rate for	0.01	0.01	0.01
Exchange Rate as of	0.01	0.01
Nicaragua, Cordoba | Nicaragua
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Cordoba
Average Exchange Rate for | C$ / $	0.58	0.63	0.58
Exchange Rate as of | C$ / $	0.58	0.57
Argentine peso | Argentina
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Argentine peso
Average Exchange Rate for	0.21	0.31	0.41
Exchange Rate as of	0.20	0.24
Brazilian Reais | Brazil
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Reais
Average Exchange Rate for | R$ / $	3.76	4.18	4.89
Exchange Rate as of | R$ / $	3.69	3.84
Chilean peso | Chile
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Chilean peso
Average Exchange Rate for	0.03	0.03	0.03
Exchange Rate as of	0.02	0.03
Euro
Disclosure of significant accounting policies [line items]
Exchange Rate as of | $ / €	23.2753	24.5213		21.9006
Euro | Euro Zone
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Euro (€)
Average Exchange Rate for | € / $	24.00	24.48	21.56
Exchange Rate as of | € / $	23.25	24.52
Peru, Nuevo Sol | Peru
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Nuevo Sol
Average Exchange Rate for | S/ / $	5.22	6.15	5.77
Exchange Rate as of | S/ / $	5.15	5.51
Uruguay Peso en Unidades Indexadas (UPUI) | Uruguay
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Uruguayan peso
Average Exchange Rate for	0.47	0.51	0.55
Exchange Rate as of	0.46	0.47